Related Party Transactions - Additional Information (Detail) - USD ($)								3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Feb. 10, 2021	Dec. 31, 2020	Feb. 13, 2020	Feb. 10, 2020	Dec. 10, 2019	Dec. 09, 2019	Nov. 14, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Mar. 30, 2020
Shares price		$ 10.00						$ 10.00				$ 10.00		$ 10.00	$ 10.00
Ordinary shares, issued		22,747,963												22,747,963
Trading day, description							if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Warrant exercisable price		$ 1.00												$ 1.00
Due to related parties		$ 55,931						$ 840,218		$ 85,851		$ 840,218		$ 55,931
Advance from Sponsor						$ 300,000
Repayment of Sponsor loan			$ 300,000							300,000			$ 300,000	300,000
Stock Issued During Period, Value, New Issues														$ 0
Private Placement Warrant [Member]
Purchased to aggregate warrant												7,520,000		7,520,000
Warrant purchase price												$ 1.00		$ 1.00
Warrant exercisable price		$ 11.50						$ 11.50				$ 11.50		$ 11.50
Warrant transferred to related party																940,000
Initial Business Combination, description												The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.		The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Founder Shares [Member]
Payment received							$ 25,000
Shares price							$ 0.004
Ordinary share par value							$ 0.0001
Ordinary shares, issued							5,750,000
Weighted average capitalizations shares				1,150,000
Trading day, description							if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Founder Shares [Member] | Director [Member]
Shares transferred to related party	13,000				718,750
Shares Purchase price					$ 3,125
Number of founder shares holding	6,002,500			862,500
Founder Shares [Member] | Sponsor [Member]
Number of founder shares holding		6,002,500			5,031,250							6,002,500		6,015,500
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Number of shares forfeited, unexercised by underwriters				900,000										900,000
Founder Shares [Member] | Ross Haghighat [Member]
Stock Issued During Period, Shares, New Issues														22,000
Administrative Support Agreement [Member]
Incurred administrative services								$ 30,000	$ 30,000		$ 75,862	$ 90,000		$ 105,862
Administrative Support Agreement [Member] | Office Space [Member]
Sponsor monthly payment			$ 10,000									10,000
Administrative Support Agreement [Member] | Utilities Secretarial [Member]
Sponsor monthly payment												10,000		10,000
Administrative Support Agreement [Member] | Administrative Support Service [Member]
Sponsor monthly payment												10,000		10,000
Working Capital Loan [Member]
Convertible debt		$ 1,500,000						$ 1,500,000				$ 1,500,000		$ 1,500,000
Conversion Price		$ 1.00						$ 1.00				$ 1.00		$ 1.00
Other Borrowings		$ 0						$ 0		$ 0		$ 0		$ 0